Basis Of Preparation And Accounting Policies - Additional Information (Detail) ¥ in Millions	Jan. 01, 2019 CNY (¥)
IFRS 16 And HKFRS 16 [member]
Summary Of Significant Accounting Policies [Line items]
Lease liabilities relating to operating leases recognised upon application of IFRS16/HKFRS 16	¥ 8,373
Minimum [member]
Summary Of Significant Accounting Policies [Line items]
Lessee incremental borrowing rates	3.30%
Maximum [member]
Summary Of Significant Accounting Policies [Line items]
Lessee incremental borrowing rates	5.16%